Schedule I - Condensed Financial Information of Parent, Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended														12 Months Ended
		Jul. 31, 2013	Dec. 31, 2015	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015		Dec. 31, 2014 [1]	Sep. 30, 2014	[1]	Jun. 30, 2014	[1]	Mar. 31, 2014		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Cash Flows from Operating Activities [Abstract]
Net income			$ 19,145	$ 27,483		$ (43,695)		$ 19,865	[1]	$ 17,314	$ 13,471		$ 21,746		$ 7,653	[1]	$ 22,798	$ 60,184	[1]	$ 53,940	[1]
Adjustments to reconcile net income to net cash flows provided by operating activities [Abstract]
Equity in earnings from unconsolidated subsidiary																	(1,159)	(3,562)	[1]	(1,491)	[1]
Deferred income taxes																	4,919	8,431	[1]	3,670	[1]
Share-based compensation																	195	30	[1]	3,177	[1]
Distributions from unconsolidated subsidiary																	0	5,501	[1]	0	[1]
Changes in operating assets and liabilities [Abstract]
Other assets																	137	(1,589)	[1]	(1,969)	[1]
Payable to related parties																	(19,407)	(12,848)	[1]	(7,613)	[1]
Net cash flows provided by operating activities																	214,923	227,165	[1]	181,474	[1]
Cash Flows from Investing Activities [Abstract]
Net cash flows provided by (used in) investing activities																	480,537	(840,559)	[1]	(608,590)	[1]
Cash Flows from Financing Activities [Abstract]
Proceeds from issuance of shares, net of fees paid		$ 172,600															0	0	[1]	172,595	[1]
Proceeds from issuance of unsecured borrowings																	0	396,563	[1]	291,389	[1]
Debt issuance costs																	(933)	(1,803)	[1]	(11,825)	[1]
Shares repurchased																	(81,432)	0	[1]	0	[1]
Dividends paid																	(41,388)	(41,392)	[1]	(30,531)	[1]
Dividend equivalents																	(1,054)	(1,426)	[1]	(940)	[1]
Net cash flows (used in) provided by financing activities																	(756,598)	546,482	[1]	668,464	[1]
Net increase (decrease) in cash and cash equivalents																	(61,562)	(66,912)	[1]	241,348	[1]
Cash and cash equivalents at beginning of year	[1]							337,560							404,472		337,560	404,472		163,124
Cash and cash equivalents at end of year			275,998							337,560							275,998	337,560	[1]	404,472	[1]
Cash paid during the year for [Abstract]
Interest																	132,780	119,745	[1]	97,481	[1]
Taxes																	384	188	[1]	84	[1]
Fly Leasing Limited [Member]
Cash Flows from Operating Activities [Abstract]
Net income																	22,798	60,184	[1]	53,940	[1]
Adjustments to reconcile net income to net cash flows provided by operating activities [Abstract]
Equity in earnings of subsidiaries																	(17,065)	(59,447)	[1]	(52,980)	[1]
Equity in earnings from unconsolidated subsidiary																	(1,159)	(3,562)	[1]	(1,491)	[1]
Deferred income taxes																	(2,276)	(2,004)	[1]	(1,654)	[1]
Share-based compensation																	195	30	[1]	3,177	[1]
Amortization of debt discount and others																	1,982	1,537	[1]	76	[1]
Distributions from unconsolidated subsidiary																	0	5,501	[1]	0	[1]
Changes in operating assets and liabilities [Abstract]
Receivable from subsidiaries																	132,843	117,806	[1]	12,797	[1]
Other assets																	1,060	(1,672)	[1]	45	[1]
Payable to related parties																	(867)	(48)	[1]	(1,435)	[1]
Accrued and other liabilities																	483	7,211	[1]	670	[1]
Net cash flows provided by operating activities																	137,994	125,536	[1]	13,145	[1]
Cash Flows from Investing Activities [Abstract]
Capital contributions to subsidiaries																	0	(5,058)	[1]	(256,515)	[1]
Distributions received from subsidiaries																	53,500	1,925	[1]	6,000	[1]
Capital contributions to unconsolidated subsidiary																	(2,009)	0	[1]	0	[1]
Distributions received from unconsolidated subsidiary																	0	1,132	[1]	0	[1]
Notes receivable from subsidiaries																	(650,083)	(628,994)	[1]	0	[1]
Notes payable to subsidiaries																	505,273	94,101	[1]	0	[1]
Net cash flows provided by (used in) investing activities																	(93,319)	(536,894)	[1]	(250,515)	[1]
Cash Flows from Financing Activities [Abstract]
Proceeds from issuance of shares, net of fees paid																	0	0	[1]	172,595	[1]
Proceeds from issuance of unsecured borrowings																	0	396,563	[1]	291,389	[1]
Debt issuance costs																	0	(1,116)	[1]	0	[1]
Shares repurchased																	(81,432)	0	[1]	0	[1]
Dividends paid																	(41,388)	(41,392)	[1]	(30,531)	[1]
Dividend equivalents																	(1,054)	(1,426)	[1]	(940)	[1]
Net cash flows (used in) provided by financing activities																	(123,874)	352,629	[1]	432,513	[1]
Net increase (decrease) in cash and cash equivalents																	(79,199)	(58,729)	[1]	195,143	[1]
Cash and cash equivalents at beginning of year	[1]							$ 218,538							$ 277,267		218,538	277,267		82,124
Cash and cash equivalents at end of year			$ 139,339							$ 218,538							139,339	218,538	[1]	277,267	[1]
Cash paid during the year for [Abstract]
Interest																	46,723	21,488	[1]	0	[1]
Taxes																	0	0	[1]	0	[1]
Noncash investing activities [Abstract]
Capital contribution to subsidiaries																	17,246	0	[1]	0	[1]
Distributions paid to subsidiaries																	$ 711	$ 0	[1]	$ 0	[1]

[1]	As restated